Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2014
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	20 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment	1 year
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment	15 years
Building improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	Shorter of the estimated useful lives of the assets or the remaining lease term